Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jul. 14, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation
Distribution to former parent			$ 150	$ 65
Net deferred tax asset	$ 39
State income taxes payable	$ 91	$ 91
GCI Business
Basis of Presentation
Percentage of interest		100.00%	100.00%
Separation of GCI Liberty from Liberty Broadband
Basis of Presentation
Number of shares issued			10,000
Fee payable			$ 5
Affiliated Entity | Liberty Broadband
Basis of Presentation
Number of shares issued	10,000
Non-voting preferred stock sold	$ 10
Dividend rate		12.00%
Liquidation price		$ 1,000
Federal income taxes payable cancelled	206
Other receivables	$ 91	$ 98	$ 5
Affiliated Entity | Liberty Media
Basis of Presentation
Fee payable		5
Amount reimbursable		$ 1